Prospectus Supplement
John Hancock Funds II (the Trust)
U.S. Sector Rotation Fund (the fund)
Supplement dated March 26, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.
At its meeting held on March 23-26, 2026, the Board of Trustees (the Board), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the 1940 Act)) (the Independent Trustees), approved a special meeting of shareholders of the fund to be held on or about Tuesday, May 26, 2026, at 2:00 p.m., Eastern Time (the Shareholder Meeting). The Board, including the Independent Trustees, recommends that the fund’s shareholders approve a proposal that will be presented at the Shareholder Meeting to change the fund’s diversification status from diversified to non-diversified. If approved, the change to the diversification status will become effective on or about June 1, 2026.
Note that this Shareholder Meeting is limited to shareholders of the fund. Shareholders of the fund as of April 24, 2026 are entitled to vote at the Shareholder Meeting.
The foregoing is not a solicitation of any proxy. For important information regarding U.S. Sector Rotation Fund or to receive a free copy of the proxy statement, when available, or Prospectus or SAI relating to the proposed shareholder vote, please call the fund’s toll-free telephone number: 800-344-1029. The proxy statement, Prospectus, or SAI contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the proposals to be presented for shareholder approval at the Shareholder Meeting. The proxy statement, Prospectus, or SAI will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement, Prospectus, and SAI carefully before voting or when considering whether to vote for the proposal.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Funds II (the Trust)
U.S. Sector Rotation Fund (the fund)
Supplement dated March 26, 2026 to the current Statement of Additional Information, as may be supplemented (the SAI)
The following information supplements and supersedes any information to the contrary relating to the fund contained in the SAI.
At its meeting held on March 23-26, 2026, the Board of Trustees (the Board), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the 1940 Act)) (the Independent Trustees), approved a special meeting of shareholders of the fund to be held on or about Tuesday, May 26, 2026, at 2:00 p.m., Eastern Time (the Shareholder Meeting). The Board, including the Independent Trustees, recommends that the fund’s shareholders approve a proposal that will be presented at the Shareholder Meeting to change the fund’s diversification status from diversified to non-diversified. If approved, the change to the diversification status will become effective on or about June 1, 2026.
Note that this Shareholder Meeting is limited to shareholders of the fund. Shareholders of the fund as of April 24, 2026 are entitled to vote at the Shareholder Meeting.
The foregoing is not a solicitation of any proxy. For important information regarding U.S. Sector Rotation Fund or to receive a free copy of the proxy statement, when available, or Prospectus or SAI relating to the proposed shareholder vote, please call the fund’s toll-free telephone number: 800-344-1029. The proxy statement, Prospectus, or SAI contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the proposals to be presented for shareholder approval at the Shareholder Meeting. The proxy statement, Prospectus, or SAI will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement, Prospectus, and SAI carefully before voting or when considering whether to vote for the proposal.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.